Acquisitions and divestitures	12 Months Ended
Dec. 31, 2025
Acquisitions And Divestitures
Acquisitions and divestitures

31. Acquisitions and divestitures

Effects on the income statement

Year ended December 31,	Notes	2025	2024	2023
Aliança Geração de Energia S.A.	31(a)	(206)	305	–
Anglo American Minério de Ferro Brasil S.A.	31(b)	–	626	–
Vale Oman Distribution Center	31(c)	–	1,222	–
PT Vale Indonesia Tbk	31(d)	–	1,059	–
Mineração Rio do Norte	31(f)	–	–	(87)
Companhia Siderúrgica do Pecém	31(h)	–	–	31
		(206)	3,212	(56)

Effects on the cash flow from investing activities

Year ended December 31,	Notes	2025	2024	2023
Proceeds from partial disposal of Aliança shares	31(a)	891	–	–
Cash paid for the acquisition of Aliança shares	31(a)	–	(493)	–
Cash paid for the purchase of Anglo American Brasil shares	31(b)	–	(30)	–
Proceeds from partial disposal of VODC shares	31(c)	–	600	–
Proceeds from the partial disposal of PTVI shares	31(d)	–	155	–
Proceeds from the partial disposal of VBML shares	31(e)	–	2,455	–
Disbursement related to MRN sale	31(f)	–	–	(72)
Proceeds from the divestment of Companhia Siderúrgica do Pecém	31(h)	–	–	1,082
Cash contribution to Companhia Siderúrgica do Pecém	31(h)	–	–	(1,149)
Cash received (paid) from disposal and acquisition of investments, net		891	2,687	(139)

a) Divestment of Aliança Geração de Energia S.A. (“Aliança”) – In March 2024, the Company entered into an agreement with Cemig GT to acquire its 45% stake in Aliança. The decision was taken in the context of the divestment plan announced to the market by Cemig GT in 2020, and Vale chose to exercise its preferential right of acquisition.

In August 2024, the transaction was completed for the amount of US$493 (R$2,737 million), and Vale became the sole owner of Aliança. As a result, the Company recorded a gain of US$305 in the income statement for the three-month period ended September 30, 2024 as “Results from investments and other results in associates and joint ventures,” due to the remeasurement to fair value of the previously held equity interest.

The fair value of the identifiable assets acquired and liabilities assumed as a result of the acquisition are presented below:

		Aliança Energia
	Notes	August 13, 2024
Identifiable assets acquired
Cash and cash equivalents		95
Intangibles	15	828
Property, plant, and equipment	13	573
Other		40
		1,536

Liabilities assumed
Loans and borrowings	21(c)	245
Deferred income taxes	5(b)	312
Other		140
		697
Net assets acquired		839

As disclosed below, the deferred tax liability recognized on the difference between the fair value and the book value of the net assets acquired resulted in goodwill, which is not deductible for tax purposes.

	Notes	August 13, 2024
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT		493
Fair value of the 55% stake previously held by Vale		603
Total [A]		1,096

Fair value of net assets acquired		1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets		(257)
Total net assets [B]		839

Goodwill [A-B]	15	257

In March 2025, the Company signed a binding agreement with Global Infrastructure Partners (“GIP”) for the sale of 70% of its stake in Aliança and the energy assets of Sol do Cerrado solar plant and Risoleta Neves hydroelectric plant.

As a result, the related assets and liabilities were classified as held for sale and Vale recognized an impairment loss in the amount of US$117 in the income statement for the three-month period ended March 31, 2025 as "Impairment and gains (losses) on disposal of non-current assets, net", which was allocated to the goodwill (note 15) arising from the acquisition of Aliança.

In September 2025, the energy assets of Sol do Cerrado solar plant and Risoleta Neves hydroelectric plant were transferred from Vale S.A. to Aliança and, the Company concluded the transaction for the amount of US$871, comprised by a cash inflow of US$1,006, net of a reduction of US$135 in the remaining investment in Aliança due to a loan assumed by the investee in the context of the transaction.

As a result of the transaction, Vale recognized a loss of US$89 in the income statement as "Impairment and result on disposal of non-current assets, net", and lost control over Aliança. Consequently, the Company will no longer consolidate Aliança, with the remaining interest accounted for as an associate by the equity method.

The effects of this transaction are summarized below:

September, 2025
Cash received	1,006
Fair value of 30% interest retained	238
(-) Derecognition of Aliança’s net assets	(1,333)
Loss on the transaction	(89)

b) Purchase of equity interest in Anglo American Minério de Ferro Brasil S.A. (“Anglo American Brasil”) – In February 2024, the Company entered into a binding agreement with Anglo American plc for the purchase of 15% interest in Anglo American Brasil, the company that currently owns the Minas-Rio complex (“Minas-Rio”), in Brazil. The transaction was concluded in December 2024, and under the terms agreed, Vale contributed with Serra da Serpentina iron ore resources in the amount of US$750 and paid US$30 in cash. Additionally, depending on future iron ore prices over the next four years, there may be an adjustment to the transaction price and the fair value adjustments of this mechanism will be recognized in the Company's income statement, if any.

As a result of the transaction, Vale recognized a gain of US$626 in the income statement as "Impairment and result on disposal of non-current assets, net" due to the difference between the fair value and the carrying amount of the iron ore resources of Serra da Serpentina, which were contributed to Anglo American Brasil as part of the consideration transferred for the equity interest acquired.

The Company will also receive its pro-rata share of Minas-Rio's production, in addition to holding an option to purchase an additional 15% shareholding in Anglo American Brasil. The exercise price of the option will be the fair value, calculated at the time of exercise.

Upon completion of the transaction, Anglo American Brasil has become an associate of Vale, and the investment is accounted for equity method due to the significant influence exercised by Vale in the investee.

c) Divestment on Vale Oman Distribution Center (“VODC”) – VODC operates a maritime terminal with access to the Port of Sohar in Oman, featuring a deep-water jetty and an integrated iron ore blending and distribution center with a nominal capacity of 40 Mtpy.

In August 2024, the Company established a joint venture with AP Oryx Holdings LLC (“Apollo”) through a binding agreement to sell 50% equity interest in VODC for US$600 million. The transaction was completed in September 2024, reducing Vale’s stake in VODC from 100% to 50% and changing its status from a subsidiary to a joint venture.

With this transaction, Vale shared control over VODC with Apollo and, from then on, will no longer consolidate VODC, which will be accounted for as a joint venture using the equity method.

As a result of the transaction, the Company recognized a gain of US$1,222 in the income statement as "Impairment and result on disposal of non-current assets, net". This gain is due to (i) the result of the sale of the equity interest in the amount of US$555, (ii) the result of the remeasurement to fair value of the remaining interest in the amount of US$555, and (iii) the reclassification to income statement of the cumulative translation adjustments in the amount of US$112. The effects of this transaction are summarized below:

September 26, 2024
Sale of the 50% equity interest
Cash received	600
Derecognition of VODC’s net assets	(45)
Gain on sale of equity interest	555

Remeasurement of the 50% interest retained
Fair value of 50% interest retained	600
Derecognition of VODC’s net assets	(45)
Gain on remeasurement of equity interest	555

Other effects of the deconsolidation
Gain on the reclassification of cumulative translation adjustments	112
Gain on the transaction recorded in the income statement	1,222

d) Divestment on PT Vale Indonesia Tbk (“PTVI”) – In June 2024, the Company reduced its interests in PTVI in approximately 10.5%. This divestment was carried out through (i) the issuance of PTVI’s new shares, thereby diluting Vale in 2.1%, and (ii) by the direct sale of 8.4% of Vale’s shares to MIND ID. As a result of the transaction, MIND ID became PTVI's largest shareholder, holding approximately 34.0% of the issued shares, with the Company and SMM holding approximately 33.9% and 11.5%, respectively. The completion of the transaction satisfied a key condition for PTVI to extend its mining license until 2035, with potential extension beyond this period subject to certain requirements.

With the transaction, Vale received US$155 for its shares and lost control over PTVI, which was accounted for as an associate under the equity method due to the significant influence retained by Vale over PTVI.

As result, in June 2024, the Company recognized a gain of US$1,059 in the income statement as "Impairment and result on disposal of non-current assets, net". This gain was due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661. The effects of this transaction are summarized below:

June 28, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

e) Strategic partnership in the Vale Base Metals business – In July 2023, the Company signed a binding agreement with Manara Minerals, a joint venture between Ma’aden and Saudi Arabia’s Public Investment Fund, under which Manara Minerals would make an equity investment in Vale Base Metals Limited (“VBM”), the holding entity for Vale’s Vale Base Metals Business that was a wholly owned subsidiary. At the same time, Vale and Engine No. 1 entered into another binding agreement for an equity investment in VBM.

In April 2024, the Company concluded the transaction with Manara Minerals to sell 10% of the business for US$2,455, which was fully contributed to VBM thereby diluting Vale to a 90% equity interest, retaining control over VBM. As a result, Vale recognized a gain from the sale in the amount of US$895, of which US$1,514 was attributable to noncontrolling interests recorded in the equity as "Transactions with noncontrolling interests".

Additionally, in April 2024, Vale and Engine No. 1 agreed to not proceed with the transaction, which was discontinued, without any penalties to both parties.

f) Mineração Rio do Norte S.A. (“MRN”) – In November 2023, Vale concluded the sale of its 40% interest in MRN, which has been impaired in full since 2021, to Ananke Alumina S.A. (“Ananke”), an associate of Norsk Hydro ASA. At closing of the transaction, Vale paid US$72 to the buyer, resulting in a loss of US$87 recorded in the income statement for the year ended December 31, 2023, as “Equity results and other results in associates and joint ventures”.

g) Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023, OQ Group exercised their option to sell its 30% noncontrolling interest held in VOPC, a subsidiary consolidated by the Company. As a result, in April 2023, the Company completed the transaction and acquired the minority interest previously held by the OQ Group for US$130, resulting in a gain of US$3, recorded in equity as “Transactions with of noncontrolling interests”, since it resulted from a transaction between shareholders. Upon closing, Vale owns 100% of VOPC's share capital.

h) Companhia Siderúrgica do Pecém (“CSP”) – In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP. Following the terms of the agreement, the Company has impaired its investment in full, with an impact of US$111 and recorded a provision for accounts receivable with CSP in the amount of US$24, both recorded in the income statement for the year ended December 31, 2022.

In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal, for US$1,082, which was fully used to prepay most of the outstanding net debt of US$1,149. The remaining balance was settled by the shareholders and so Vale disbursed US$67 upon completion of the transaction. The Company also derecognized its financial liability related to the guarantee granted to CSP, leading to a gain of US$31 recorded as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2023.

Accounting policy

Business combinations - The acquisition method of accounting is used to account for all business combinations, irrespective of whether equity instruments or other assets are acquired. The consideration transferred for acquiring a subsidiary comprises (i) the fair values of the assets transferred; (ii) assumed liabilities of the acquired business; (iii) equity interests issued to the Company; (iv) the fair value of any asset or liability resulting from a contingent consideration arrangement; and (v) the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, initially measured at their fair values on the acquisition date. The Company recognizes any noncontrolling interest in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the noncontrolling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operations - The designation as a discontinued operation occurs either upon disposal or when the operation meets the criteria for classification as held for sale if this condition is met earlier. A discontinued operation refers to a component of a Company's business that encompasses cash flows and operations distinguishable from the remainder of the Company, representing a significant separate line of business or geographical area of operations.

The results of discontinued operations are presented in a single amount in the income statement, including the post-tax results of these operations, net of any impairment loss. Cash flows related to operating, investing, and financing activities of discontinued operations are disclosed in a separate note.

Upon classifying an operation as discontinued, the income statements for prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest associated with a group disposal held for sale is presented in equity and is not reclassified in the statement of financial position.